Fair Value Measurement (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Assets Investments in securities
Total assets at fair value	$ 405,136	$ 1,266,431
Common stocks [Member]
Assets Investments in securities
Total assets at fair value	303,049	1,063,111
Warrants [Member]
Assets Investments in securities
Total assets at fair value	102,087	203,320
Level 1 [Member]
Assets Investments in securities
Total assets at fair value	95,754	806,778
Level 1 [Member] | Common stocks [Member]
Assets Investments in securities
Total assets at fair value	95,754	806,778
Level 1 [Member] | Warrants [Member]
Assets Investments in securities
Total assets at fair value
Level 2 [Member]
Assets Investments in securities
Total assets at fair value	207,295	256,333
Level 2 [Member] | Common stocks [Member]
Assets Investments in securities
Total assets at fair value	207,295	256,333
Level 2 [Member] | Warrants [Member]
Assets Investments in securities
Total assets at fair value
Level 3 [Member]
Assets Investments in securities
Total assets at fair value	102,087	203,320
Level 3 [Member] | Common stocks [Member]
Assets Investments in securities
Total assets at fair value
Level 3 [Member] | Warrants [Member]
Assets Investments in securities
Total assets at fair value	$ 102,087	$ 203,320